Fair Value	12 Months Ended
Mar. 31, 2024
Fair Value Disclosures [Abstract]
Fair Value
13 - Fair Value
To provide an indication about the reliability of the inputs used in determining fair value, the Company classifies its fair value financial instruments into the three levels prescribed under GAAP. An explanation of each level follows the tables and qualitative disclosures below. There were no transfers between fair value measurement levels for any periods presented.
The following table presents the Company’s fair value hierarchy for the liability measured and recognized at fair value on a recurring basis:

	As of March 31, 2024				As of March 31, 2023
(in millions)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Financial liabilities
Foreign currency forward contracts	$—	$4	$—	$4	$—	$1	$—	$1
Total financial liabilities	$—	$4	$—	$4	$—	$1	$—	$1
The following table presents the Company’s fair value hierarchy for assets measured and recognized at fair value, excluding investments where the NAV practical expedient has been elected on a recurring basis:

	As of March 31, 2024				As of March 31, 2023
(in millions)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Financial assets
Money market funds	$1,744	$—	$—	$1,744	$1,383	$—	$—	$1,383
Short-term investments(1)	1,000	—	—	1,000	661	—	—	661
Equity method investments(2)	—	—	466	466	—	—	482	482
Convertible loans receivable	—	—	32	32	—	—	31	31
Foreign currency forward contracts	—	4	—	4	—	10	—	10
Total financial assets	$2,744	$4	$498	$3,246	$2,044	$10	$513	$2,567
(1)Short-term investments represent term deposits with banks with a maturity between 3 and 12 months.
(2)In accordance with Accounting Standards Codification (“ASC”) Subtopic 820-10, Fair Value Measurements, investments that are measured at fair value using the NAV practical expedient are not classified in the fair value hierarchy.
The following tables summarize changes in the fair value, along with other activity associated with the Company’s Level 3 financial assets and liabilities:
Equity Method Investments

	As of March 31,
(in millions)	2024	2023
Fair value of financial assets at the beginning of the period	$482	$524
Additions, net of contributions from shareholders of the Company	—	—
Fair value losses recognized in the Consolidated Income Statements	(16)	(42)
Distributions to shareholders of the Company	—	—
Fair value at the end of the period	$466	$482
Convertible Loans Receivable

	As of March 31,
(in millions)	2024	2023
Fair value of financial assets at the beginning of the period	$31	$29
Additions	—	—
Converted into equity	—	—
Fair value gains recognized in the income statement	1	2
Fair value at the end of the period	$32	$31
See below for a description of the valuation techniques and inputs used in the fair value measurement of Level 3 investments including equity method investments, convertible loans receivable, and currency exchange contracts.
Equity Method Investments
The Company elected the fair value option in accordance with the guidance in ASC 825, Financial Instruments (“ASC 825”) for its investments in Acetone Limited and Ampere. The Company initially computed the fair value for its investments consistent with the methodology and assumptions that market participants would use in their estimates of fair value with the assistance of a third-party valuation specialist or based on inputs from the investee. The fair value computation is updated on a quarterly basis. The investments are classified within Level 3 in the fair value hierarchy because the Company estimates the fair value of the investments using the (i) the market-calibration approach based on the guideline public company method, (ii) subject to availability of sufficient information, the income approach based on the discounted cash flow method, or (iii) the probability-weighted, expected return (“PWER”) approach.
The market-calibration approach considers valuation multiples that are calibrated to the valuation as of the prior valuation date (i.e., quarterly) based on: (a) changes in the broader market or industry; (b) changes in the guideline public companies; and (c) changes in the company’s operating and financial performance. The fair value computation under this approach includes a key assumption for the range of valuation multiples (i.e., enterprise value or revenue), which requires significant professional judgment by the valuation specialist and is based on observable inputs (e.g., market data) and unobservable inputs (e.g., market participant assumptions).
The PWER approach is based on discrete future exit scenarios to determine the value of various equity securities. Under the PWER approach, the share value today is based on the probability-weighted, present value of expected future distributions, taking into account the rights and preferences of each debt and equity class. The Company considers an initial public offering scenario, a sale scenario, and a scenario assuming continued operation as a private entity for future exit scenarios. The fair value computation under this approach includes key assumptions for time to liquidity outcomes, discounted rate, and present value factors.
The following tables provide quantitative information related to certain key assumptions utilized in the valuation of equity method investments accounted for under the fair value option:

As of March 31, 2024
(in millions)	Fair value	Valuation Technique	Unobservable Inputs	Range of Estimates
Equity Method Investments	$466	Acetone – Market-Calibration or discounted cash flow	LTM Revenue Multiple	1.3x - 1.5x
		Ampere – PWER	Probability of initial public offering, time to future exit scenario, discount rate	Probability weighted – 100%, Time to future exit scenario - 1.5 years, Discount rate – 17.64%

As of March 31, 2023
(in millions)	Fair value	Valuation Technique	Unobservable Inputs	Range of Estimates
Equity Method Investments	$482	Acetone – Market-Calibration or discounted cash flow	LTM Revenue Multiple	2.1x - 2.3x
		Ampere – PWER	Probability of initial public offering, time to future exit scenario, discount rate	Probability weighted – 100%, Time to future exit scenario - 1.3 years, Discount rate – 18.61%
Convertible Loans Receivable—Ampere
In December 2021, the Company acquired a $29.0 million convertible promissory note in Ampere, which is included in other non-current assets on the Consolidated Balance Sheets. As of March 31, 2024 and 2023, the Company’s maximum exposure to loss is the amounts invested in, and advanced to, Ampere. As of March 31, 2024 and 2023, the Company has not converted any of its convertible promissory note into equity.
The fair value of the Ampere convertible loan is based upon significant unobservable inputs, including the use of a probability weighted discounted cash flows model, requiring the Company to develop its own assumptions. Therefore, the Company has categorized this asset as a Level 3 financial asset.
Some of the more significant unobservable inputs used in the fair value measurement of the convertible loan include applicable discount rates, the likelihood and projected timing of repayment or conversion, and projected cash flows in support of the estimated enterprise value of Ampere. Changes in these assumptions, while holding other inputs constant, could result in a significant change in the fair value of the convertible loan.
If the amortized cost of the convertible loan exceeds its estimated fair value, the security is deemed to be impaired, and must be evaluated for the recognition of credit losses. Impairment resulting from credit losses is recognized within earnings, while impairment resulting from other factors is recognized in other comprehensive income (loss). As of March 31, 2024 and 2023, the Company has not recognized any credit losses related to this convertible loan.
The fair value calculated using significant unobservable inputs did not differ materially from the amortized cost basis as of March 31, 2024 and 2023.
Currency Exchange Contracts
For currency exchange contracts, these contracts are valued at the present value of future cash flows based on forward exchange rates at the balance sheet date.